(LOSS) EARNINGS PER SHARE (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Share options were excluded calculation of diluted net loss per share	637,500	637,500